Financial Assets and Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure in tabular form of movement in warrant liabilities [line items]
Exchange differences	[1]	€ (3,524)	€ 11,654
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 0
Number of warrants, Beginning balance (Shares)		262,956
Euros, Ending balance		€ 0
Number of warrants, Ending balance (Shares)		262,956
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 0
Number of warrants, Beginning balance (Shares)		444,167
Euros, Ending balance		€ 0
Number of warrants, Ending balance (Shares)		444,167
BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 19
Number of warrants, Beginning balance (Shares)		50,394
Change in fair value of derivative warrant liabilities		€ (6)
Exchange differences		1
Euros, Ending balance		€ 14
Number of warrants, Ending balance (Shares)		50,394
Generac warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 51
Number of warrants, Beginning balance (Shares)		655,147
Change in fair value of derivative warrant liabilities		€ 22
Number of warrants issued during the period		229,938
Value of warrants issued during the period		€ 2
Euros, Ending balance		€ 75
Number of warrants, Ending balance (Shares)		885,085
Other warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 0
Number of warrants, Beginning balance (Shares)		0
Number of warrants issued during the period		3,301,758
Value of warrants issued during the period		€ 7,216
Euros, Ending balance		€ 7,216
Number of warrants, Ending balance (Shares)		3,301,758
Public warrant, Private warrant, Bbva warrant, Generac warrant and Other warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 70
Number of warrants, Beginning balance (Shares)		1,412,664
Change in fair value of derivative warrant liabilities		€ 16
Number of warrants issued during the period		3,531,696
Value of warrants issued during the period		€ 7,218
Exchange differences		1
Euros, Ending balance		€ 7,305
Number of warrants, Ending balance (Shares)		4,944,360

[1]	Unaudited